Operating Assets and Liabilities - Other Investments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Other investments	$ 37	$ 32	[1]	$ 20	[1]
Publicly traded equity securities
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Other investments	9	5		7
Fund investments
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Other investments	26	25		13
Privately held equity securities
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Other investments	$ 2	$ 2		$ 0

[1]	Genmab changed its presentation currency from DKK to USD effective January 1, 2025. Accordingly, Management has translated the consolidated financial statements and related notes into USD for all periods presented. Refer to Note 1.1 for more information.